Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of share capital structure
Ordinary shares issued and fully paid as of December 31, 2023

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
202,277,366	Ordinary	1	236,800	1,736,469	1,973,269
Total		1	236,800	1,736,469	1,973,269
Ordinary shares issued and fully paid as of December 31, 2022

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
201,232,560	Ordinary	1	235,659	1,736,469	1,972,128
Total		1	235,659	1,736,469	1,972,128
Ordinary shares issued and fully paid as of December 31, 2021

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
199,754,122	Ordinary	1	234,154	1,736,469	1,970,623
Total		1	234,154	1,736,469	1,970,623